Schedule of financial liability reported at fair value and measured on a recurring basis (Details)	Sep. 30, 2024 USD ($)
Platform Operator, Crypto Asset [Line Items]
Convertible Note	$ 1,750,000
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible Note
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible Note
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible Note	$ 1,750,000